Income Tax - Summary of Profit Before Tax Differences Calculated (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Reconciliation of Effective Tax Rate [Line Items]
Profit before tax	£ 457	£ 510	£ 493
Tax calculated at UK rate (2025: 25%; 2024: 25%; 2023: 23.5%)	(114)	(127)	(116)
Effect of overseas tax rates	(3)	(1)	(1)
Effect of UK rate change	0	0	(1)
Net (expense)/income not subject to tax	(5)	3	(3)
Gains and losses on sale of businesses not subject to tax	0	0	5
Unrecognised tax losses	6	2	1
State Aid Provision Release	0	63	0
Movement in provisions for tax uncertainties – current year	(1)	(1)	(2)
Movement in provisions for tax uncertainties – prior years	(4)	(12)	1
Other prior year adjustments	0	(2)	3
Total tax charge	£ (121)	£ (75)	£ (113)
Tax rate reflected in earnings	26.50%	14.70%	23.00%
UK [member]
Reconciliation of Effective Tax Rate [Line Items]
Total tax charge	£ (41)	£ 21	£ (54)
Overseas [member]
Reconciliation of Effective Tax Rate [Line Items]
Total tax charge	£ (80)	£ (96)	£ (59)